UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:               333-206705-11

Central Index Key Number of the issuing entity:            0001719959

CD 2017-CD6 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206705

Central Index Key Number of the depositor:    0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Argentic Real Estate Finance LLC
(Central Index Key Number 0001624053)
(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “November 7 Form ABS-EE”), filed with the Securities and Exchange Commission on November 7, 2017, with respect to CD 2017-CD6 Commercial Mortgage Pass-Through Certificates, Series 2017-CD6. Effective upon the filing of this Form ABS-EE/A, each of Exhibit 102 and Exhibit 103 of the November 7 Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 and Exhibit 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation (Depositor)

Date: November 30, 2017	/s/ Helaine Kaplan
By: Helaine Kaplan, Managing Director

/s/ Natalie Grainger
By: Natalie Grainger, Director

CD 2017-CD6 – Form ABS-EE/A

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document